Share-Based Payments - Summary of Group's Restricted Shares Movement (Detail) - Two Thousand Twenty Three Plan [Member] - Restricted Share Units [Member] - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Movement In Restricted Shares [Line Items]
Outstanding at January 1	1,108	2,080
Awarded	4,194	21,704
Vested	(556)	(19,867)
Forfeited	0	(277)
Outstanding at June 30,	4,746	3,640